Prior Service Cost and Actuarial Loss Expected to be Amortized at Kyocera Corporation and Its Major Domestic Subsidiaries (Detail) (Domestic, JPY ¥) In Millions	12 Months Ended
Mar. 31, 2011
Domestic
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost	¥ (4,329)
Recognized actuarial loss	¥ 1,139